Strategic Investments and Business Combination	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Strategic Investments and Business Combination

NOTE 3. Strategic Investments and Business Combination

USBA Transaction

On August 1, 2018, a related party to Reliance Holdings, US Benefits Alliance, LLC (“USBA”) acquired certain properties and assets of the insurance businesses of Family Health Advisors, Inc. and Tri Star Benefits, LLC (the “USBA Transaction”). Also, on August 1, 2018, Employee Benefits, Solutions, LLC, (“EBS”), related party, acquired certain properties and assets of the insurance business of Employee Benefit Solutions, Inc. (the “EBS Transaction”, and, together with USBA Transaction, the “Common Control Transactions”).

The USBA Transaction was accounted for by Reliance Holdings as a business combination in accordance with the acquisition method defined in ASC 805-10 and 805-20, whereby the total purchase consideration was allocated to intangible assets acquired based on their respective estimated fair values. The acquisition method of accounting uses the fair value concept defined in ASC 820. ASC 805 requires, among other things, that assets acquired, and liabilities assumed, if any, in a business combination be recognized at their fair values as of the acquisition date. The process for estimating the fair values of identifiable intangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, and timing.

The allocation of the purchase price in connection with the FHA/TSB Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Trade name and trademarks	$6,520	3
Customer relationships	116,100	9
Non-competition agreements	48,540	5
Goodwill	578,840	Indefinite
	$750,000

Goodwill of $578,840 arising from the FHA/TSB Acquisition consisted of the value of the employee workforce and the residual value after all identifiable intangible assets were valued. Goodwill recognized pursuant to the FHA/TSB Acquisition is currently expected to be deductible for income tax purposes. Total acquisition costs for the FHA/TSB Acquisition incurred were $83,162 recorded as a component of General and administrative on the accompanying Consolidated Statement of Operations for the period from August 1, 2018 to December 31, 2018.

The operating results of the acquired business has been included in the Company’s Consolidated Statement of Operations for the period from August 1, 2018 to December 31, 2018 since the FHA/TSB common control date. The revenues of the acquired business for the period from August 1, 2018 through December 31, 2018 from the FHA/TSB common control date was $135,425 and the net loss was $12,145.

EBS Transaction

On August 1, 2018, EBS, a subsidiary of Reliance Holdings entered into a Purchase Agreement with Employee Benefit Solutions Inc. whereby the EBS purchased the business and certain assets noted within the Purchase Agreement (the “EBS Acquisition”) for a total purchase price of $400,000 Reliance Holdings accounted for the EBS Acquisition as a business combination in accordance using the acquisition method under the guidance contained in ASC 805-10 and 805-20. The acquisition method of accounting requires, among other things, that assets acquired, and liabilities assumed, if any, in a business purchase combination be recognized at their fair values as of the acquisition date. The process for estimating the fair values of identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, and timing.

he allocation of the purchase price in connection with the EBS Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Trade name and trademarks	$33,140	20
Customer relationships	47,630	9
Non-competition agreements	42,320	5
Goodwill	274,956	Indefinite
Fixed assets	1,954	5-7
	$400,000

Goodwill of $274,956 arising from the EBS Acquisition consisted of the value of the employee workforce and the residual value after all identifiable intangible assets were valued. Goodwill recognized pursuant to the EBS Acquisition is currently expected to be deductible for income tax purposes. Total acquisition costs for the EBS Acquisition incurred were $44,353 recorded as a component of General and administrative expenses on the accompanying Consolidated Statement of Operations for the period from August 1, 2018 to December 31, 2018.

The operating results of the acquired business has been included in the Company’s Consolidated Statement of Operations for the period from August 1, 2018 to December 31, 2018 since the EBS common control date. The revenues of the acquired business for the period from August 1, 2018 through December 31, 2018 from the EBS common control date was $246,965 and the net loss was $143,450.

Transfer of USBA and EBS to the Company

On October 24, 2018, Reliance Holdings and the Company entered into a Bill of Sale agreement to transfer all of the outstanding membership interest in EBS LLC and USBA LLC. In exchange for the membership interest, the Board of Directors of the Company authorized and issued 16,400,000 shares of restricted common stock of the Company for all the membership interest of USBA LLC and EBS LLC. The Company considered this transfer between entities under common control relying on the guidance ASC 805-50 for common control transactions Accordingly, this transfer was measured using the carrying amount of the net assets transferred and presented retrospectively from the date acquired by the parent in accordance with guidance contained in paragraph ASC805-50-30-6

For the year ended December 31, 2019, EBS in combination with USBA, had a loss of ($276,859) before depreciation and amortization. EBS and USBA are viewed on a combined basis as they are “one entity” however they operate as an agency (EBS) and a Managing General Agent (“MGA”) (USBA) which is why they are two legally separate entities.

CCS Acquisition

On December 1, 2018, Commercial Coverage Solutions LLC, a wholly-owned subsidiary of the Company (“CCS”), entered into a Purchase Agreement with Commercial Solutions of Insurance Agency, LLC (“CSIA”) whereby CCS purchased the business and certain assets of CSIA noted within the Purchase Agreement (the “CSIA Acquisition”) for a total purchase price of $1,200,000. The total purchase price is made up of (1) a cash payment of $1,080,000 (the “Cash Payment”) on the “Closing Date” or the first bank business day thereafter (i.e. December 1, 2018); (2) the balance of the purchase price, having a value of $120,000, was paid in the form of 761,905 shares of common stock in the Company, issued at a per-share price equal to Fifteen and 75/100 Cents ($0.1575) (the “Closing Shares”); and (3) the amount of any cash necessary to satisfy the required closing date working capital shall be set off against the Cash Payment by CCS. “Required closing date working capital” shall consist only of cash and pre-paid rent and/or security deposits or pre-payments or deposits for any assumed liabilities. The Closing Shares are to be transferred from the shares owned by Reliance Holdings and were transferred subsequent to December 31, 2018; and as a result, is a component of Loans payables, related parties on the accompanying Consolidated Balance Sheets.

The CSIA Acquisition was accounted for as a business combination under the acquisition method under the guidance contained in ASC 805-10 and 805-20. Accordingly, the total purchase consideration was allocated to tangible and intangible assets acquired based on their respective estimated fair values. The acquisition method requires, among other things, that assets acquired, and liabilities assumed in a business purchase combination be recognized at their fair values as of the acquisition. The process for estimating the fair values of identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, and timing.

The allocation of the purchase price in connection with the CSIA Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Cash	$13,500	N/A
Fixed Assets	1,638	5-7
Customer relationships	284,560	11
Non-competition agreements	40,050	5
Trade name and trademarks	8,500	2
Goodwill	851,752	Indefinite
	$1,200,000

Goodwill of $851,752 arising from the CSIA Acquisition consisted of the value of the employee workforce and the residual value after all identifiable intangible assets were valued. Goodwill recognized pursuant to the CSIA Acquisition is currently expected to be deductible for income tax purposes. Total acquisition costs for the CSIA Acquisition incurred were $113,247 recorded as a component of General and administrative expense on the accompanying Consolidated Statement of Operations for the period from August 1, 2018 to December 31, 2018.

The operating results of the acquired business has been included in the Company’s Consolidated Statement of Operations for the period from August 1, 2018 to December 31, 2018 since the CSIA Acquisition date. The revenues of the acquired business for the period from December 1, 2018 through December 31, 2018 from the CSIA Acquisition was $8,380 and the net loss was $136,568. For the year ended December 31, CCS reported a loss from operations of $659,940.

SWMT Transaction

On April 1, 2019, SWMT, a wholly owned subsidiary of Reliance Holdings entered into a Purchase Agreement with Southwestern Montana Financial Center, Inc. whereby the SWMT purchased the business and certain assets noted within the Purchase Agreement (the “SWMT Acquisition”) for a total purchase price of $2,394,509. The purchase price was paid with a cash payment of $1,389,840, 500,000 in shares of the Company’s common stock, and an earn-out payment equal to 32% of the final earn-out EBITDA multiplied by 5.00, which is payable in $300,000 in shares of the Company’s common stock with any amount in excess over $300,000 to be paid in cash. The balance of the earn-out liability as of December 31, 2019 was $522,553 and is included in long term debt on the balance sheet. SWMT was transferred to the Company from Reliance Holdings as noted in Note 4.

The SWMT Acquisition was accounted for as a business combination in accordance using the acquisition method under the guidance in ASC 805-10 and 805-20. Accordingly, the total purchase consideration was allocated to assets acquired and liabilities assumed based on their respective estimated fair values. The acquisition method of accounting requires, among other things, that assets acquired, and liabilities assumed, if any, in a business purchase combination be recognized at the acquisition date fair value. The process for estimating the fair values of identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, and timing.

The allocation of the purchase price in connection with the SWMT Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Customer relationships	$561,000	10
Non-competition agreements	599,200	5
Goodwill	1,217,790	Indefinite
Fixed assets	41,098	5-7
Loan Payable	(24,579)
	$2,394,509

Goodwill of $1,217,790 arising from the SWMT Acquisition consisted of the value of the employee workforce and the residual value after all identifiable intangible assets were valued. Goodwill recognized pursuant to the SWMT Acquisition is currently expected to be deductible for income tax purposes. Total acquisition costs for the SWMT Acquisition were $122,660, which were paid in full by Reliance Global Holdings, LLC, a related party. The expense is recognized in in general and administrative expenses in the accompanying statements of operations.

The operating results of the acquired business has been included in the Company’s Consolidated Statement of Operations from the date of acquisition through December 31, 2019. The revenues of the acquired business for the period from April 1, 2019 to December 31, 2019 was $1,106,432 and the net income was $46,835.

FIS Transaction

On May 1, 2019, Fortman Insurance Services, LLC (“FIS”), subsidiary of Reliance Holdings, entered into a Purchase Agreement with Fortman Insurance Agency, LLC whereby the FIS purchased the business and certain assets noted within the Purchase Agreement (the “FIS Acquisition”) for a total purchase price of $4,156,405. The purchase price was paid with a cash payment of $3,223,750, $500,000 in shares of the Company’s common stock held by Reliance Holdings, and an earn-out payment equal to 10% of the final earn-out EBITDA multiplied by 6.25. The earn-out measurement period is 12 months commencing May 1, 2021 and ending April 30, 2022. The earn-out shall not accrue and shall be paid without interest within 60 days after the measurement period. The balance of the earn out liability as of December 31, 2019 was $432,655 and is included in long term debt on the balance sheet.

Reliance Holdings accounted for the FIS Acquisition using the acquisition method using the guidance contained in ASC 805-10 and 805-20. The acquisition method requires, among other things, that assets acquired, and liabilities assumed, if any, in a business purchase combination be recognized at their fair values at the acquisition date. The process for estimating the fair values of identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, and timing.

The allocation of the purchase price in connection with the FIS Acquisition was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Trade name and trademarks	$289,400	5
Customer relationships	1,824,000	10
Non-competition agreements	752,800	5
Goodwill	1,269,731	Indefinite
Fixed assets	19,924	5-7
Prepaid rent	550
	$4,156,405

Goodwill of $1,269,731 arising from the FIS Acquisition consisted of the value of the employee workforce and the residual value after all identifiable intangible assets were valued. Goodwill recognized pursuant to the FIS Acquisition is currently expected to be deductible for income tax purposes. Total acquisition costs for the FIS Acquisition were $63,663, which were paid in full by Reliance Global Holdings, LLC, a related party and is included in general and administrative expenses in the statement of operations.

The operating results of the acquired business has been included in the Company’s Consolidated Statement of Operations for the year ended December 31, 2019. The revenues of the acquired business for the period from May 1, 2019 to December 31, 2019 was $1,186,951 and income before interest depreciation and amortization was $389,708.

Transfer of SWMT and FIS to the Company

In September 2019, Reliance Holdings and the Company entered into a Bill of Sale agreement to transfer all of the outstanding membership interest in SWMT LLC and FIS LLC. In exchange for the membership interest, the Board of Directors of the Company authorized and issued 14,839,011 shares of restricted common stock of the Company for all the membership interest of SWMT LLC and FIS LLC. The Company considered this transfer between entities under common control relying on the guidance ASC 805-50 for common control transactions Accordingly, this transfer was measured using the carrying amount of the net assets transferred and presented retrospectively from the date acquired by the Parent in accordance with guidance contained in paragraph ASC805-50-30-6.

ABC Transaction

On September 1, 2019, the Company entered into a Stock Purchase Agreement with Altruis Benefits Consulting, Inc. whereby the Company shall purchase the business and certain assets noted within the Purchase Agreement (the “ABC Transaction”) for a total purchase price of $7,688,168. The purchase price was paid with a cash payment of $5,202,364, $578,040 in shares of the Company’s common stock, and an earn-out payment made annually for 3 years. Each year one-third of the earn-out shares held in escrow shall be released to the seller. The yearly earn-out payments are equal to 6.66% of the final earn-out EBITDA multiplied by 7.00. The earn-out measurement periods are the 12 months commencing September 1, 2019 and ending August 31, 2022. The balance of the earn-out liability as of December 31, 2019 was $1,894,842 and is included in long term debt on the balance sheet.

The ABC Acquisition is being accounted for as a business combination in accordance with the acquisition method using the guidance contained in ASC 805-10 and 805-20 Accordingly, the total purchase consideration was allocated to intangible assets acquired based on their respective estimated fair values. The acquisition method of accounting requires, among other things, that assets acquired, and liabilities assumed, if any, in a business purchase combination be recognized at their fair values as of the acquisition date. The process for estimating the fair values of identifiable intangible assets and certain tangible assets requires the use of significant estimates and assumptions, including estimating future cash flows, developing appropriate discount rates, estimating the costs, and timing.

The allocation of the purchase price in connection with the ABC Transaction was calculated as follows:

Description	Fair Value	Weighted Average Useful Life (Years)
Cash	$1,850,037
Trade name and trademarks	714,600	5
Customer relationships	753,000	10
Non-competition agreements	1,168,600	5
Goodwill	4,949,329	Indefinite
Fixed assets	85	5
Payable to seller	(1,747,483)
	$7,688,168

Goodwill of $4,949,329 arising from the ABC Acquisition consisted of the value of the employee workforce and the residual value after all identifiable intangible assets were valued. Goodwill recognized pursuant to the ABC Acquisition is currently expected to be deductible for income tax purposes. Total acquisition costs for the ABC Acquisition incurred were $92,172 recorded as a component of General and administrative expenses on the accompanying Consolidated Statement of Operations for the year ended December 31, 2019.

The operating results of the acquired business has been included in the Company’s Consolidated Statement of Operations for the year ended December 31, 2019. The revenues of the acquired business for the period from September 1, 2019 to December 31, 2019 was $625,036. The net loss for September 1, 2019 to December 31, 2019 was $67,682.